First Quarter Report
November 30, 2022 (Unaudited)
Columbia Pyrford International Stock Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Pyrford International Stock Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.1%
Issuer	Shares	Value ($)
Australia 10.1%
Brambles Ltd.	1,202,026	9,942,985
Computershare Ltd.	473,397	8,974,047
Endeavour Group Ltd.	778,391	3,696,345
QBE Insurance Group Ltd.	829,019	7,282,340
Rio Tinto Ltd.	64,640	4,825,679
Woodside Energy Group Ltd.	244,890	6,184,587
Woolworths Group Ltd.	361,938	8,513,841
Total		49,419,824
Finland 2.7%
KONE OYJ, Class B	104,283	5,215,245
Sampo OYJ, Class A	158,951	8,049,789
Total		13,265,034
France 6.9%
Air Liquide SA	64,001	9,317,977
Bureau Veritas A	217,019	5,691,470
Legrand SA	90,119	7,342,977
Rubis SCA	131,910	3,353,877
Sanofi	90,591	8,183,022
Total		33,889,323
Germany 8.1%
Brenntag SE	138,349	8,796,360
Deutsche Post AG	204,368	8,164,145
Fielmann AG	118,504	4,339,019
GEA Group AG	130,468	5,334,996
Nemetschek SE	72,498	3,623,279
SAP SE	86,436	9,590,649
Total		39,848,448
Hong Kong 4.5%
AIA Group Ltd.	812,200	8,247,574
ASMPT Ltd.	435,070	3,238,880
Power Assets Holdings Ltd.	991,569	5,115,142
VTech Holdings Ltd.	821,700	5,240,492
Total		21,842,088
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.1%
PT Bank Rakyat Indonesia Persero Tbk	16,913,700	5,380,466
PT Telekomunikasi Indonesia Persero Tbk	18,297,500	4,720,297
Total		10,100,763
Japan 13.3%
ABC-Mart, Inc.	145,700	7,393,219
Japan Tobacco, Inc.	736,168	15,061,554
KDDI Corp.	318,700	9,479,597
Mitsubishi Electric Corp.	1,020,800	10,230,236
Nabtesco Corp.	273,300	6,885,325
Nihon Kohden Corp.	309,500	7,242,657
Sumitomo Rubber Industries Ltd.	630,100	5,486,698
Toyota Tsusho Corp.	92,100	3,555,323
Total		65,334,609
Malaysia 3.0%
Axiata Group Bhd	7,334,600	5,388,463
Malayan Banking Bhd	4,864,800	9,455,703
Total		14,844,166
Netherlands 3.3%
Koninklijke Philips NV	133,630	2,002,395
Koninklijke Vopak NV	160,217	4,755,355
Shell PLC	164,560	4,815,979
Wolters Kluwer NV	39,646	4,369,403
Total		15,943,132
Norway 1.6%
Telenor ASA	787,898	7,644,533
Singapore 6.0%
ComfortDelGro Corp., Ltd.	6,948,500	6,321,085
Singapore Technologies Engineering Ltd.	1,268,900	3,218,170
Singapore Telecommunications Ltd.	5,227,707	10,509,902
United Overseas Bank Ltd.	397,602	9,167,700
Total		29,216,857
2	Columbia Pyrford International Stock Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Pyrford International Stock Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.7%
ASSA ABLOY AB, Class B	233,297	5,349,358
Atlas Copco AB, Class A	458,368	5,713,514
Essity AB, Class B	285,840	6,999,305
Total		18,062,177
Switzerland 9.9%
Geberit AG	5,026	2,409,232
Givaudan SA	781	2,640,308
Nestlé SA, Registered Shares	102,465	12,195,754
Novartis AG, Registered Shares	114,153	10,154,429
Roche Holding AG, Genusschein Shares	30,642	10,008,409
Schindler Holding AG	14,958	2,835,601
SGS SA, Registered Shares	1,185	2,784,126
Zurich Insurance Group AG	10,927	5,249,736
Total		48,277,595
Taiwan 2.6%
Advantech Co., Ltd.	244,000	2,656,021
Chunghwa Telecom Co., Ltd.	1,215,000	4,472,308
Merida Industry Co., Ltd.	89,000	538,628
Taiwan Semiconductor Manufacturing Co., Ltd.	314,000	5,042,794
Total		12,709,751
United Kingdom 15.3%
BP PLC	709,891	4,239,280
British American Tobacco PLC	198,118	8,123,234
Bunzl PLC	139,769	5,169,077
GSK PLC	360,683	6,133,077
Common Stocks (continued)
Issuer	Shares	Value ($)
Haleon PLC(a)	450,854	1,566,921
IMI PLC	253,123	4,162,804
Imperial Brands PLC	222,987	5,735,463
Legal & General Group PLC	2,926,547	8,977,465
National Grid PLC	665,745	8,189,381
Reckitt Benckiser Group PLC	106,850	7,667,931
Unilever PLC	190,586	9,557,929
Vodafone Group PLC	4,965,816	5,500,452
Total		75,023,014
Total Common Stocks (Cost $395,813,518)		455,421,314

Preferred Stocks 1.8%
Issuer	Shares	Value ($)
Germany 1.8%
Fuchs Petrolub SE	251,816	8,820,646
Total Preferred Stocks (Cost $8,652,442)		8,820,646

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	17,244,194	17,237,296
Total Money Market Funds (Cost $17,237,004)		17,237,296
Total Investments in Securities (Cost $421,702,964)		481,479,256
Other Assets & Liabilities, Net		7,695,625
Net Assets		$489,174,881

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	13,344,812	32,010,561	(28,117,058)	(1,019)	17,237,296	2,160	122,230	17,244,194
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Pyrford International Stock Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT319_08_N01_(01/23)